Average Annual Total Returns - Modern Capital Tactical Income Fund			12 Months Ended	45 Months Ended
		Jul. 29, 2025	Dec. 31, 2024	Dec. 31, 2024
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.90%	15.82%	[1]
Performance Inception Date		Apr. 05, 2021
Class A Shares | S&P 500 High Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.31%	8.23%	[1]
Performance Inception Date		Apr. 05, 2021
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.77%	11.41%	[1]
Performance Inception Date		Apr. 05, 2021
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.25%	10.42%	[1]
Performance Inception Date		Apr. 05, 2021
Class A Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		25.55%	14.25%	[1]
Performance Inception Date		Apr. 05, 2021
Class A Shares | HFRI 500 Macro Multi-Strategy Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		9.71%	7.10%	[1]
Performance Inception Date		Apr. 05, 2021
Class ADV Shares
Prospectus [Line Items]
Average Annual Return, Percent			13.89%	13.69%	[5]
Performance Inception Date		Jun. 23, 2021
Class ADV Shares | S&P 500 High Dividend Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		15.31%	7.37%	[5]
Performance Inception Date		Jun. 23, 2021
Class ADV Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.02%	8.48%	[5]
Performance Inception Date		Jun. 23, 2021
Class ADV Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.24%	8.30%	[5]
Performance Inception Date		Jun. 23, 2021
Class ADV Shares | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]		25.55%	13.31%	[5]
Performance Inception Date		Jun. 23, 2021
Class ADV Shares | HFRI 500 Macro Multi-Strategy Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		9.71%	7.67%	[5]
Performance Inception Date		Jun. 23, 2021

[1]	The inception date of the Class A Shares is April 5, 2021.
[2]	The S&P 500 High Dividend Index is designed to track the performance of the 80 highest yield dividend equities in the S&P 500. Given that all issuers of securities in the S&P 500 High Dividend Index are part of the S&P 500, all securities contained within the index are large capitalization U.S. equities.
[3]	The S&P 500 Index is designed to track the performance of 500 leading large capitalization U.S. equities. For the fiscal year ended March 31, 2025, the S&P 500 Index was added as a primary benchmark in accordance with recent changes to regulatory disclosure requirements.
[4]	The HFRI 500 Macro Multi-Strategy Index employs components of both discretionary and systematic macro strategies, but neither exclusively both. Strategies frequently contain proprietary trading influences, and in some cases contain distinct, identifiable sub-strategies, such as equity hedge or equity market neutral, or in some cases a number of sub-strategies are blended together without the capacity for portfolio level disaggregation. Strategies employ an investment process is predicated on a systematic, quantitative evaluation of macroeconomic variables in which the portfolio positioning is predicated on convergence of differentials between markets, not necessarily highly correlated with each other, but currently diverging from their historical levels of correlation. Strategies focus on fundamental relationships across geographic areas of focus both inter and intra-asset classes, and typical holding periods are longer than trend following or discretionary strategies. The HFRI 500 Indices are global, equal-weighted indices comprised of the largest hedge funds that report to the HFR Database which are open to new investment and offer quarterly liquidity or better.
[5]	The inception date of the Class ADV Shares is June 23, 2021.
[6]	The S&P 500 High Dividend Index is designed to track the performance of the 80 highest yield dividend equities in the S&P 500. Given that all issuers of securities in the S&P 500 High Dividend Index are part of the S&P 500, all securities contained within the index are large capitalization U.S. equities.
[7]	The S&P 500 Index is designed to track the performance of 500 leading large capitalization U.S. equities. For the fiscal year ended March 31, 2025, the S&P 500 Index was added as a primary benchmark in accordance with recent changes to regulatory disclosure requirements.